Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Information
Total net sales	$ 6,189,133	$ 5,746,902	$ 4,385,702
Long-lived assets	845,227	798,227
Caribbean, Central and South America
Geographic Information
Total net sales	2,566,056	2,225,829	1,702,823
Africa
Geographic Information
Total net sales	1,471,574	1,489,409	1,061,221
United States
Geographic Information
Total net sales	1,303,533	1,328,116	1,079,316
Long-lived assets	530,169	515,375
Canada/Mexico
Geographic Information
Total net sales	351,505	407,593	245,935
Pacific Basin and Far East
Geographic Information
Total net sales	334,215	238,116	198,100
Europe
Geographic Information
Total net sales	87,741	8,367	19,927
Eastern Mediterranean
Geographic Information
Total net sales	74,509	49,472	78,380
Dominican Republic
Geographic Information
Long-lived assets	140,195	120,707
Argentina
Geographic Information
Long-lived assets	108,492	111,726
All Other
Geographic Information
Long-lived assets	$ 66,371	$ 50,419